FAIR VALUE MEASUREMENT (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Time to liquidity		6 years 3 months
Expected volatility		70.00%
Risk-free interest rate		2.97%
Expected dividend yield	0.00%	0.00%
De S P A C Transactions Valuation [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Key assumptions	35.00%
Time to liquidity	2 months 19 days
Expected volatility	80.00%
Risk-free interest rate	5.37%
Expected dividend yield	(0.00%)
Equity value	$ 300,000
Staying Private Valuations [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Key assumptions	65.00%
Time to liquidity	4 months 13 days
Expected volatility	80.00%
Risk-free interest rate	5.37%
Expected dividend yield	(0.00%)
Equity value	$ 50,640
Equity Financing Scenario [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Time to liquidity	1 year 3 months
Expected volatility	60.00%
Risk-free interest rate	5.00%
Expected dividend yield	0.00%
Equity value	$ 151,303
Probability weighting	80.00%
Liquidity Event Scenario [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Time to liquidity	3 months
Expected volatility	60.00%
Risk-free interest rate	4.00%
Expected dividend yield	0.00%
Equity value	$ 151,303
Probability weighting	20.00%